UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

Scudder Pathway Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Pathway Growth Plus Portfolio

	Shares	Value ($)

Equity Funds 97.5%
Scudder Blue Chip Fund "Institutional"	113,325	2,326,568
Scudder Emerging Markets Fund "S"	9,819	216,604
Scudder Equity 500 Index Fund "Institutional"	39,513	5,608,929
Scudder Flag Investors Equity Partners Fund "Institutional"	43,645	1,262,212
Scudder Greater Europe Fund "Institutional"	11,954	345,837
Scudder Growth and Income Fund "Institutional"	63,679	1,470,979
Scudder International Equity Fund "Institutional"	3,445	43,411
Scudder International Fund "Institutional"	2,286	111,372
Scudder International Select Equity Fund "Premier"	37,437	416,302
Scudder Japanese Equity Fund "S"	6,945	114,658
Scudder Large Cap Value Fund "Institutional"	73,562	1,684,580
Scudder Large Company Growth Fund "Institutional"	33,487	859,268
Scudder Mid Cap Growth Fund "Institutional"	30,310	476,177
Scudder RREEF Real Estate Securities Fund "Institutional"	13,867	306,740
Scudder Small Cap Growth Fund "Institutional"	5,736	148,091
Scudder Small Company Stock Fund "S"	49,806	1,305,925
Scudder Small Company Value Fund "S"	11,969	333,327
Scudder-Dreman High Return Equity Fund "I"	9,686	429,552
Scudder-Dreman Small Cap Value Fund "I"	1,969	72,938

Total Equity Funds (Cost $16,701,739)		17,533,470
Fixed Income - Money Market Funds 2.1%
Scudder Cash Investment Trust "S"	372,971	372,971
Scudder Money Market Series "Institutional"	5,962	5,962

Total Fixed Income - Money Market Funds (Cost $378,933)		378,933

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 17,080,672)	99.6	17,912,403
Other Assets and Liabilities, Net	0.4	73,531

Net Assets	100.0	17,985,934

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Pathway Growth Plus Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Pathway Growth Plus Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006